COMMITMENTS AND CONTINGENT LIABILITIES (Details Textuals) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Loss Contingencies [Line Items]
Effect of Applying to REFIS In Net Income	145	291
Payments for Debts Included in REFIS Program	1,891	1,952
Available-for-sale securities, at fair value	44,636	41,263
Premises and equipment, net	5,151	4,572
Receivables from reimbursement of contingent liabilities (Note 30b)	1,784	1,114
Rent expenses (Note 30c)	841	795	394
Lawsuits Related To Civil Labor Tax and Social Security [Member]
Loss Contingencies [Line Items]
Escrow deposits	4,076	3,219
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Civil Lawsuits [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	764
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Tax and Social Security Lawsuits [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	2,625
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Request For Offset Dismissed [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	466
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Banking Operations [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	425
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Noncompensatory Amounts [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	378
Lawsuits Related To Civil Labor Tax and Social Security [Member] | Usufruct Of Quotas and Shares [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	273
Tax Payable and Challenged In Court [Member]
Loss Contingencies [Line Items]
Escrow deposits	3,708	4,127
Available-for-sale securities, at fair value	1,516	1,061
Tax Payable and Challenged In Court [Member] | Calculation Basis [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	2,356
Escrow deposits	962
Tax Payable and Challenged In Court [Member] | Principles Of Anteriority [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	350
Escrow deposits	61
Tax Payable and Challenged In Court [Member] | Nonlevy Of Taxes [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss	253
Escrow deposits	229
Guarantee Of Voluntary Resources [Member]
Loss Contingencies [Line Items]
Escrow deposits	3,300	3,234
Premises and equipment, net	714	769